UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1:	Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (95.2%)
Australia (3.0%)
	Computershare Ltd.	899,591	4,073
*	ResMed, Inc.	1,032,383	4,053
*,^	Iluka Resources Ltd.	1,497,272	3,969
	Sonic Healthcare Ltd.	427,765	3,746
^	Boral Ltd.	1,724,081	3,561
	James Hardie Industries NV	1,140,706	2,797
	Downer EDI Ltd.	1,039,215	2,311
^	John Fairfax Holdings Ltd.	2,354,232	2,067
^	Transpacific Industries Group Ltd.	996,953	1,671
			28,248
Austria (1.6%)
	Kapsch TrafficCom AG	263,784	5,464
	Schoeller-Bleckmann Oilfield Equipment AG	150,000	4,059
	Andritz AG	107,463	3,174
*	Rosenbauer International AG	95,000	2,712
			15,409
Belgium (0.3%)
	EVS Broadcast Equipment SA	95,000	2,911

Brazil (1.3%)
	Redecard SA	998,757	11,301
	Lojas Americanas SA Pfd.	500,000	1,377
			12,678
Canada (1.7%)
	Niko Resources Ltd.	381,178	15,679

China (1.2%)
	Shenzhen Expressway Co. Ltd.	13,604,000	5,070
^	China Everbright Ltd.	3,916,000	4,273
	Ctrip.com International Ltd. ADR	78,467	1,647
	Maanshan Iron and Steel Co. Ltd.	1,626,000	529
			11,519
Denmark (0.2%)
^	Trygvesta A/S	38,940	2,307

Finland (0.9%)
	F-Secure Oyj	2,424,886	6,352
	Elisa Oyj Class A	125,000	1,977
			8,329
France (6.9%)
^	Saft Groupe SA	650,000	15,871
^	Groupe Bourbon SA	500,000	12,886

	Ipsen Promesses	220,000	8,596
*	Alten	486,854	7,438
*	Store Promesses	410,327	5,240
	Virbac SA	63,000	4,304
*	Rubis	39,079	2,174
	Guyenne et Gascogne SA	25,000	2,077
	Sword Group	146,541	2,003
*	Meetic	105,494	1,863
^	Altamir Amboise	384,995	1,119
*	Easydentic	80,103	1,095
			64,666
Germany (5.9%)
	Rheinmetall AG	490,000	15,523
	MTU Aero Engines Holdings AG	400,000	11,176
	Bilfinger Berger AG	262,899	11,098
	Grenkeleasing AG	354,347	9,530
^	Hawesko Holding AG	146,024	3,365
*	MorphoSys AG	150,000	3,131
*	XING AG	24,540	957
	IDS Scheer AG	78,548	570
			55,350
Greece (1.6%)
*	Babis Vovos International	974,586	6,611
*	Wirecard AG	430,000	2,437
	Jumbo S.A.	400,000	2,417
	Alapis Holding Industrial and Commercial SA	1,100,000	853
*	Gerresheimer AG	40,000	818
	Fourlis SA	80,997	551
	Hellenic Exchanges SA	84,454	540
	Frigoglass S.A.	120,000	488
			14,715
Hong Kong (2.2%)
*	Want Want China Holdings Ltd.	10,523,000	4,164
^	China Insurance International Holdings Co., Ltd.	2,704,000	3,437
	MTR Corp.	1,313,000	3,136
	Hopewell Holdings Ltd.	804,000	2,635
	Henderson Land Development Co. Ltd.	565,000	2,158
^	China National Building Material Co., Ltd.	1,906,000	2,064
	Hong Kong Aircraft & Engineering Co., Ltd.	207,200	1,818
	Dah Sing Banking Group Ltd.	2,546,000	1,799
			21,211
India (0.1%)
	Infrastructure Development Finance Co., Ltd.	871,863	1,013

Indonesia (0.6%)
	PT Bank Rakyat Indonesia Tbk	9,487,000	3,713
	PT Bank Central Asia Tbk	7,011,000	1,664
			5,377

Ireland (0.4%)
	DCC PLC	270,000	4,000

Italy (4.4%)
	ACEA SpA	1,350,000	16,204
	Azimut Holding SpA	2,823,732	14,464
	Compagnie Industriali Riunite SpA	10,467,282	10,465
			41,133
Japan (24.0%)
^	Nichi-Iko Pharmaceutical Co., Ltd.	326,600	10,949
^	Chugoku Marine Paints, Ltd.	1,692,000	9,999
	Obic Co., Ltd.	63,210	9,816
	Tsuruha Holdings, Inc.	257,800	9,322
	ARCS Co. Ltd.	552,400	9,039
	Aica Kogyo Co., Ltd.	827,300	8,100
	Nabtesco Corp.	1,192,000	7,280
	Musashi Seimitsu Industry Co., Ltd.	737,600	7,149
^	Union Tool Co.	359,500	7,016
	Tsumura & Co.	194,500	6,412
^	Trusco Nakayama Corp.	551,000	6,307
	Nihon Parkerizing, Co., Ltd.	714,000	6,049
	Daido Steel Co., Ltd.	2,143,000	5,854
^	H.I.S Co., Ltd.	296,300	5,713
^	Dowa Mining Co., Ltd.	1,776,000	5,630
	Shinmaywa Industries, Ltd.	2,279,000	5,630
	Nippon Thompson Co., Ltd.	1,347,000	5,506
	The Tokyo Tomin Bank, Ltd.	322,800	5,358
	Nitta Corp.	406,500	5,260
	Tsutsumi Jewerly Co., Ltd.	238,600	5,247
	Sumitomo Osaka Cement Co., Ltd.	2,579,000	5,145
	Nifco Inc.	555,000	4,949
^	Nishimatsuya Chain Co., Ltd.	495,500	4,901
	Exedy Corp.	390,200	4,456
	JSP Corp.	737,400	4,334
^	Modec, Inc.	224,300	4,320
	Glory Ltd.	250,000	4,294
	Daihatsu Deisel MFG, Co., Ltd.	780,000	4,198
	NAFCO Co., Ltd.	258,900	4,038
	Miura Co., Ltd.	175,900	4,028
^	Hisaka Works, Ltd.	402,000	3,990
	Lintec Corp.	301,500	3,778
	NEC Systems	318,900	3,431
	Sumida Corp.	618,300	3,421
^	Chiyoda Co., Ltd.	185,900	3,174
	ICOM Inc.	146,000	3,164
	Ryosan Co., Ltd.	132,700	2,934
	Furukawa-Sky Aluminum Corp.	1,068,000	1,967
	Nidec Copal Corp.	292,200	1,769

	DC Co., Ltd.	491,500	1,696
	Fujikura Kasei Co., Ltd.	343,100	1,671
	Koito Manufacturing Co., Ltd.	310,000	1,604
	MISUMI Group Inc.	138,000	1,568
	The Minato Bank, Ltd.	968,000	1,513
^	OSG Corp.	216,400	1,314
	Nishio Rent All Co. Ltd.	184,600	1,233
	Sato Corp.	113,300	1,155
	ALPHA Corp.	122,400	835
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	731,000	118
			226,634
Netherlands (4.9%)
	Koninklijke Ten Cate NV	754,625	13,538
	Fugro NV	420,000	11,349
	SBM Offshore NV	800,000	9,646
^	Arcadis NV	778,959	8,478
*,^	Smartrac NV	240,000	2,993
			46,004
New Zealand (0.4%)
^	Fisher & Paykel Healthcare Corp. Ltd.	2,222,471	3,792

Norway (0.6%)
*	Pronova BioPharma AS	1,000,000	2,945
*,^	Stepstone ASA	3,991,994	2,877
			5,822
Philippines (1.2%)
	Semirara Mining, Corp.	10,814,500	6,588
	Aboitiz Equity Ventures Inc.	37,949,000	4,523
			11,111
Singapore (2.3%)
	ComfortDelGro Corp. Ltd.	8,021,000	7,645
	SMRT Corp. Ltd.	5,929,000	6,196
^	Jardine Cycle N Carriage Ltd.	441,000	3,105
^	Yanlord Land Group Ltd.	3,624,000	2,215
	Suntec REIT	3,949,000	1,709
	Sembcorp Industries Ltd.	788,000	1,172
			22,042
South Korea (1.3%)
*	Hite Brewery Co., Ltd.	34,188	3,679
	Kumkang Korea Chemical Co., Ltd.	17,805	3,617
	Daegu Bank	372,140	1,866
	Lotte Shopping Co., Ltd.	12,436	1,695
*	NHN Corp.	11,195	1,109
			11,966
Spain (3.2%)
	Red Electrica de Espana SA	410,000	16,841
	Enagas SA	690,000	11,962
*	Laboratorios Farmaceuticos Rovi SA	149,500	1,107
			29,910

Sweden (3.2%)
	Swedish Match AB	1,220,000	16,459
	Saab AB	970,000	9,079
^	Oriflame Cosmetics SA	146,053	3,450
*,^	Elekta AB B Shares	110,000	1,246
			30,234
Switzerland (9.1%)
	BKW FMB Energie AG	190,000	16,294
	Helvetia Patria Holding AG	77,000	16,226
	Schweizerhall Holding AG	69,000	12,580
	Bank Sarasin & Cie AG	480,000	11,535
	Sika Finanz AG (Bearer)	11,500	9,049
	Geberit AG	80,000	7,743
	Mobilezone Holding AG	1,210,000	6,868
*	Basilea Pharmaceutica AG	19,000	2,366
*	Temenos Group AG	175,000	1,531
	Compagnie Financiere Tradition	14,541	938
*	Bucher Industries AG	6,826	673
			85,803
Taiwan (0.3%)
	Synnex Technology International Corp.	2,906,600	3,249

United Kingdom (12.4%)
	Carillion PLC	4,100,000	13,829
	J.D. Wetherspoon PLC	1,775,000	8,753
	WS Atkins PLC	1,000,000	8,048
	Babcock International Group PLC	1,000,000	7,291
	Ultra Electronics Holdings PLC	375,000	6,282
	Meggitt PLC	3,135,875	6,255
	Venture Production PLC	641,322	5,428
*	Premier Oil PLC	481,503	4,912
	Goldshield Group PLC	1,250,601	4,218
*	Leo Capital PLC	6,150,108	3,994
	The Go-Ahead Group PLC	243,964	3,454
	Shaftesbury PLC	850,000	3,317
	William Hill PLC	900,000	3,065
	Headlam Group PLC	900,000	2,858
*	Invensys PLC	1,273,874	2,839
	Homeserve PLC	200,000	2,835
	Eco Animal Health Group PLC	1,431,484	2,778
	BPP Holdings PLC	600,000	2,773
	SIG PLC	1,600,000	2,761
	RM PLC	1,000,000	2,464
	National Express Group PLC	500,000	2,352
*	CSR PLC	700,000	1,840
	The Future Network PLC	7,200,000	1,824
	Derwent London PLC	200,000	1,728
	Findel PLC	1,600,000	1,360

	Paragon Group Co. PLC	1,820,000	1,221
*	Chrysalis Group PLC	1,400,000	1,199
	Nestor Healthcare Group PLC	3,520,445	1,045
	Inchcape PLC	1,710,000	929
	Speedy Hire PLC	710,998	841
	Forth Ports PLC	77,658	823
	Devro PLC	638,646	765
*	AEA Technology PLC	2,724,276	723
	Record PLC	583,333	621
*	Concateno PLC	500,000	611
	Helphire Group PLC	869,391	504

	Alexon Group PLC		1,649,467	365
	HMV Group PLC		159,794	318
*	Pinnacle Staffing Group PLC		723,983	16
*	I-Mate PLC		2,100,000	4
*	Carter & Carter Group PLC		129,770	—
				117,243
Total Common Stocks (Cost $1,344,155)				898,355
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (10.5%)
Money Market Fund (10.5%)
[1,2]	Vanguard Market Liquidity Fund (Cost $98,523)	0.780%	98,523,307	98,523

Total Investments (105.7%) (Cost $1,442,678)				996,878
Other Assets and Liabilities-Net (-5.7%)[2]				(53,371)
Net Assets (100%)				943,507

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $48,311,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $51,578,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

International Explorer Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At January 31, 2009, the cost of investment securities for tax purposes was $1,451,481,000. Net unrealized depreciation of investment securities for tax purposes was $454,603,000, consisting of unrealized gains of $48,682,000 on securities that had risen in value since their purchase and $503,285,000 in unrealized losses on securities that had fallen in value since their purchase.

International Explorer Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	128,527
Level 2- Other significant observable inputs	868,351
Level 3- Significant unobservable inputs	-
Total	996,878

Vanguard Mid-Cap Growth Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (91.8%)
Consumer Discretionary (12.8%)
	DeVry, Inc.	232,255	12,444
*	GameStop Corp. Class A	464,020	11,498
*	Dollar Tree, Inc.	249,925	10,674
*	Apollo Group, Inc. Class A	124,700	10,158
*	O'Reilly Automotive, Inc.	340,100	9,887
	Strayer Education, Inc.	42,653	9,231
*	Chipotle Mexican Grill, Inc. Class B	167,500	7,624
*	Dick's Sporting Goods, Inc.	594,800	6,549
	Darden Restaurants Inc.	214,675	5,629
*	Bed Bath & Beyond, Inc.	164,600	3,824
	John Wiley & Sons Class A	106,750	3,782
*	Kohl's Corp.	96,100	3,528
	Ross Stores, Inc.	116,075	3,415
	Burger King Holdings Inc.	148,345	3,301
			101,544
Consumer Staples (2.5%)
*	Hansen Natural Corp.	351,250	11,767
	Alberto-Culver Co.	331,670	8,112
			19,879
Energy (7.3%)
	Range Resources Corp.	252,535	9,051
*	National Oilwell Varco Inc.	306,671	8,108
*	Southwestern Energy Co.	245,900	7,783
*	Superior Energy Services, Inc.	495,825	7,725
	Smith International, Inc.	314,151	7,131
*	Ultra Petroleum Corp.	147,750	5,294
	Helmerich & Payne, Inc.	222,390	4,995
	CONSOL Energy, Inc.	145,600	3,969
*	Forest Oil Corp.	257,870	3,868
			57,924
Exchange-Traded Fund (0.4%)
[1]	Vanguard Mid-Cap ETF	82,700	3,328

Financials (7.6%)
*	Affiliated Managers Group, Inc.	414,290	16,650
	Aon Corp.	257,525	9,541
	PartnerRe Ltd.	119,325	7,819
	Greenhill & Co., Inc.	99,450	6,466
	Lazard Ltd. Class A	207,910	5,510
	People's United Financial Inc.	230,450	3,770

	Platinum Underwriters Holdings, Ltd.	109,950	3,058
	HCC Insurance Holdings, Inc.	111,175	2,603
*	SLM Corp.	222,025	2,542
	Fidelity National Financial, Inc. Class A	153,675	2,247
			60,206
Health Care (16.6%)
*	Intuitive Surgical, Inc.	121,970	12,591
*	IDEXX Laboratories, Inc.	379,502	12,448
*	Myriad Genetics, Inc.	115,330	8,600
*	Medco Health Solutions, Inc.	190,325	8,551
*	St. Jude Medical, Inc.	229,350	8,341
*	ResMed Inc.	190,300	7,593
*	Henry Schein, Inc.	187,945	7,035
*	Cephalon, Inc.	84,475	6,520
*	Illumina, Inc.	235,430	6,441
	C.R. Bard, Inc.	71,439	6,113
*	Alexion Pharmaceuticals, Inc.	154,925	5,712
*	Express Scripts Inc.	105,525	5,673
	Pharmaceutical Product Development, Inc.	227,738	5,441
	Perrigo Co.	180,375	5,294
*	Genzyme Corp.	62,750	4,325
*,^	Qiagen NV	228,140	3,912
*	Hologic, Inc.	312,700	3,687
*	Waters Corp.	97,125	3,513
*	BioMarin Pharmaceutical Inc.	151,650	2,921
*	United Therapeutics Corp.	40,250	2,735
	Shire Pharmaceuticals Group PLC ADR	59,965	2,619
	AmerisourceBergen Corp.	44,350	1,611
			131,676
Industrials (18.8%)
	Roper Industries Inc.	387,240	15,931
	The Dun & Bradstreet Corp.	191,072	14,521
^	Fastenal Co.	386,507	13,211
*	Stericycle, Inc.	250,440	12,252
	Ametek, Inc.	330,520	10,563
	J.B. Hunt Transport Services, Inc.	408,240	9,092
*	Geo Group Inc.	560,475	8,295
*	FTI Consulting, Inc.	200,387	8,218
	Precision Castparts Corp.	123,525	8,023
*	Iron Mountain, Inc.	353,870	7,240
	Rockwell Collins, Inc.	173,572	6,540
	C.H. Robinson Worldwide Inc.	119,095	5,476
	Expeditors International of Washington, Inc.	188,060	5,230
*	Delta Air Lines Inc.	718,550	4,958
	Flowserve Corp.	83,400	4,446
*	Quanta Services, Inc.	197,050	4,213
*	SunPower Corp. Class B	105,790	2,795
	Harsco Corp.	107,475	2,549

	Watson Wyatt & Co. Holdings	42,100	1,958
^	Ritchie Brothers Auctioneers Inc.	102,300	1,878
*	Continental Airlines, Inc. Class B	113,900	1,534
			148,923
Information Technology (21.2%)
*	NetApp, Inc.	904,385	13,412
*	FLIR Systems, Inc.	533,846	13,330
*	Activision Blizzard, Inc.	1,474,928	12,920
*	Alliance Data Systems Corp.	291,050	12,105
	Amphenol Corp.	435,625	11,392
*	Silicon Laboratories Inc.	409,085	9,421
*	Nuance Communications, Inc.	912,386	8,996
*	Cognizant Technology Solutions Corp.	466,885	8,745
*	SAIC, Inc.	441,475	8,715
*	Mettler-Toledo International Inc.	107,775	7,176
*	ANSYS, Inc.	277,675	6,903
*	McAfee Inc.	203,625	6,209
*	Autodesk, Inc.	366,150	6,063
*	Trimble Navigation Ltd.	407,621	6,041
	Lender Processing Services, Inc.	224,275	5,813
*	NICE-Systems Ltd. ADR	275,725	5,291
*	Broadcom Corp.	324,350	5,141
*	MICROS Systems, Inc.	275,947	3,974
*	VistaPrint Ltd.	165,545	3,791
*	F5 Networks, Inc.	165,163	3,662
	Paychex, Inc.	148,742	3,613
*	BMC Software, Inc.	140,050	3,547
*	ON Semiconductor Corp.	549,525	2,291
			168,551
Materials (3.0%)
	Airgas, Inc.	310,998	10,982
	Ecolab, Inc.	207,410	7,044
*	Pactiv Corp.	188,450	4,074
*	Intrepid Potash, Inc.	88,925	1,812
			23,912
Telecommunication Services (1.3%)
*	American Tower Corp. Class A	341,165	10,351

Utilities (0.3%)
	Equitable Resources, Inc.	61,300	2,098

Total Common Stocks (Cost $881,731)			728,392

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (9.4%)
Money Market Fund (8.6%)
[2,3]	Vanguard Market Liquidity Fund	0.780%	67,819,000		67,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.8%)
[4,5]	Federal Home Loan Mortgage Corp.	1.205%–1.256%	3/23/09	700	700
[4,5]	Federal Home Loan Mortgage Corp.	0.954%	4/24/09	3,000	2,997

[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	3,000	2,997
6,694
Total Temporary Cash Investments (Cost $74,488)	74,513
Total Investments (101.2%) (Cost $956,219)	802,905
Other Assets and Liabilities-Net (-1.2%)[3]	(9,286)
Net Assets (100%)	793,619

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,674,000.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $8,131,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $6,694,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2009, the cost of investment securities for tax purposes was $956,219,000. Net unrealized depreciation of investment securities for tax purposes was $153,314,000 consisting of unrealized gains of $33,256,000 on securities that had risen in value since their purchase and $186,570,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.1% and 5.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index	109	27,103	(725)
E-Mini NASDAQ 100	290	6,839	(187)
E-mini S&P MidCap 400 Index	12	597	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Growth Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	796,211	(908)
Level 2- Other significant observable inputs	6,694	-
Level 3- Significant unobservable inputs	-	-
Total	802,905	(908)

Vanguard Selected Value Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (87.3%)
Consumer Discretionary (14.8%)
*	GameStop Corp. Class A	2,011,000	49,833
	International Game Technology	4,436,200	47,024
	Advance Auto Parts, Inc.	1,424,900	46,637
	The Stanley Works	1,490,600	46,596
	Family Dollar Stores, Inc.	1,517,600	42,144
^	Royal Caribbean Cruises, Ltd.	4,963,800	32,215
*	Hanesbrands Inc.	2,683,400	24,124
	Sherwin-Williams Co.	263,400	12,577
	Service Corp. International	2,486,200	11,312
^	Dillard's Inc.	2,451,900	10,666
^	Idearc Inc.	2,835,900	191
			323,319
Consumer Staples (2.9%)
	Lorillard, Inc.	565,300	33,613
	Reynolds American Inc.	794,000	30,315
			63,928
Energy (6.1%)
	Murphy Oil Corp.	876,400	38,719
	El Paso Corp.	3,996,800	32,694
	Venture Production PLC	2,801,900	23,715
	Spectra Energy Corp.	1,473,600	21,382
	Overseas Shipholding Group Inc.	472,900	16,883
			133,393
Financials (16.2%)
	Annaly Capital Management Inc. REIT	4,721,600	71,485
	People's United Financial Inc.	3,673,397	60,097
	Willis Group Holdings Ltd.	2,076,800	51,422
	Axis Capital Holdings Ltd.	1,746,900	42,380
	CNA Financial Corp.	2,312,035	26,889
	New York Community Bancorp, Inc.	1,929,200	25,562
	Unum Group	1,285,500	18,203
*	SLM Corp.	1,577,500	18,062
	Capital One Financial Corp.	859,500	13,614
	CIT Group Inc.	3,684,100	10,279
	American National Insurance Co.	140,326	7,837
	American Financial Group, Inc.	159,216	2,703
	PNC Financial Services Group	77,212	2,511
	XL Capital Ltd. Class A	400,100	1,160
			352,204
Health Care (9.8%)
	Omnicare, Inc.	2,823,100	78,934
	Quest Diagnostics, Inc.	1,011,900	49,937

	Cardinal Health, Inc.		915,500	34,469
*	Coventry Health Care Inc.		1,807,600	27,349
	CIGNA Corp.		1,303,400	22,627
				213,316
Industrials (14.0%)
	L-3 Communications Holdings, Inc.		654,700	51,734
	Goodrich Corp.		1,309,400	50,621
	Avery Dennison Corp.		1,782,200	43,183
	ITT Industries, Inc.		919,900	41,653
	Eaton Corp.		858,600	37,795
	Ryder System, Inc.		1,050,700	35,493
	Air France KLM ADR		2,952,913	28,348
	Pitney Bowes, Inc.		717,200	15,965
				304,792
Information Technology (5.0%)
*	Computer Sciences Corp.		1,597,400	58,848
*	Micron Technology, Inc.		7,518,416	27,968
*	Flextronics International Ltd.		4,815,609	12,569
*	Semiconductor Manufacturing International Corp. ADR		4,626,200	7,957
*	Qimonda AG ADR		4,759,600	512
*	Spansion Inc. Class A		1,292,500	87
				107,941
Materials (3.2%)
	Yamana Gold, Inc.		5,893,500	47,502
*	Domtar Corp.		10,335,800	15,400
	Ashland, Inc.		704,496	5,650
				68,552
Utilities (15.3%)
	Pinnacle West Capital Corp.		2,884,753	96,553
	MDU Resources Group, Inc.		2,803,600	55,764
	Puget Energy, Inc.		1,871,013	55,008
	Xcel Energy, Inc.		2,853,900	52,683
	CenterPoint Energy Inc.		3,633,600	48,617
*	Reliant Energy, Inc.		2,846,200	14,487
	NV Energy Inc.		1,035,700	11,113
				334,225
Total Common Stocks (Cost $2,842,621)				1,901,670
	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (13.4%)
Money Market Fund (12.8%)
[1,2]	Vanguard Market Liquidity Fund	0.780%	279,440,526	279,441

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.6%)
[3,4]	Federal Home Loan Mortgage Corp.	2.268%	2/18/09	10,000	9,999

[3,4]	Federal Home Loan Mortgage Corp.	0.954%	4/24/09	3,000	2,997
12,996
Total Temporary Cash Investments (Cost $292,423)	292,437
Total Investments (100.7%) (Cost $3,135,044)	2,194,107
Other Assets and Liabilities-Net (-0.7%)[2]	(15,940)
Net Assets (100%)	2,178,167

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,955,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $8,376,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $12,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Selected Value Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2009, the cost of investment securities for tax purposes was $3,135,044,000. Net unrealized depreciation of investment securities for tax purposes was $940,937,000, consisting of unrealized gains of $186,877,000 on securities that had risen in value since their purchase and $1,127,814,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 91.0% and 9.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

Selected Value Fund

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	1,180	48,527	(3,368)
S&P 500 Index	158	32,489	(1,970)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

Selected Value Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	2,157,395	(5,338)
Level 2- Other significant observable inputs	36,712	-
Level 3- Significant unobservable inputs	-	-
Total	2,194,107	(5,338)

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Vanguard High Dividend Yield Index Fund

Schedule of Investments

As of January 31, 2009

	Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (7.1%)
McDonald's Corp.	109,705	6,365
Home Depot, Inc.	166,230	3,579
Johnson Controls, Inc.	58,191	728
H & R Block, Inc.	33,338	691
The McGraw-Hill Cos., Inc.	31,285	688
VF Corp.	10,774	604
Mattel, Inc.	35,780	508
Genuine Parts Co.	15,765	505
Fortune Brands, Inc.	14,748	472
Macy's Inc.	41,590	372
J.C. Penney Co., Inc. (Holding Co.)	21,908	367
Darden Restaurants Inc.	13,763	361
CBS Corp.	61,443	351
Hasbro, Inc.	13,655	329
International Game Technology	29,300	311
Harley-Davidson, Inc.	22,898	279
Starwood Hotels & Resorts Worldwide, Inc.	18,126	274
Nordstrom, Inc.	21,390	271
Limited Brands, Inc.	33,670	267
Garmin Ltd.	14,894	261
Tiffany & Co.	12,216	253
Whirlpool Corp.	7,291	244
The Stanley Works	7,698	241
Newell Rubbermaid, Inc.	27,119	219
Leggett & Platt, Inc.	15,275	191
D. R. Horton, Inc.	31,199	186
Snap-On Inc.	5,778	174
Black & Decker Corp.	5,914	171
Choice Hotels International, Inc.	6,194	163
Abercrombie & Fitch Co.	8,612	154
Virgin Media Inc.	31,989	145
American Eagle Outfitters, Inc.	15,094	136
Regal Entertainment Group Class A	12,916	130
Gannett Co., Inc.	22,445	129
Autoliv, Inc.	7,040	129
Tupperware Brands Corp.	6,065	125
Eastman Kodak Co.	26,682	121
Gentex Corp.	13,710	115
Foot Locker, Inc.	15,597	115
Hillenbrand Inc.	6,152	114

Brinker International, Inc.	10,022	110
Wyndham Worldwide Corp.	17,883	110
MDC Holdings, Inc.	3,346	103
Lennar Corp. Class A	13,055	100
Williams-Sonoma, Inc.	10,360	82
Pool Corp.	4,571	72
Polaris Industries, Inc.	3,252	69
New York Times Co. Class A	13,861	69
Barnes & Noble, Inc.	4,086	67
Ryland Group, Inc.	4,175	65
Sotheby's	6,689	58
Bob Evans Farms, Inc.	3,074	54
The Buckle, Inc.	2,182	46
CKE Restaurants Inc.	5,408	45
Meredith Corp.	2,737	44
OfficeMax, Inc.	7,320	40
National CineMedia Inc.	3,900	39
NutriSystem, Inc.	3,046	39
Jackson Hewitt Tax Service Inc.	2,821	37
Cracker Barrel Old Country Store Inc.	2,090	37
Penske Automotive Group Inc.	4,756	35
Cato Corp. Class A	2,578	34
Ethan Allen Interiors, Inc.	2,853	32
Harte-Hanks, Inc.	5,005	32
Superior Industries International, Inc.	2,758	28
Dillard's Inc.	6,350	28
Jones Apparel Group, Inc.	7,913	27
Cooper Tire & Rubber Co.	5,774	27
Stage Stores, Inc.	3,541	25
Cinemark Holdings Inc.	2,971	23
The Marcus Corp.	1,988	21
Liz Claiborne, Inc.	8,650	19
bebe stores, inc.	3,250	18
Brown Shoe Co., Inc.	3,869	18
Ambassadors Group, Inc.	2,042	17
American Greetings Corp. Class A	3,837	17
The Pep Boys (Manny, Moe & Jack)	5,532	16
Belo Corp. Class A	9,737	14
ArvinMeritor, Inc.	7,239	13
Christopher & Banks Corp.	3,241	13
Big 5 Sporting Goods Corp.	2,384	13
Modine Manufacturing Co.	3,615	10
Blyth, Inc.	2,820	10
Oxford Industries, Inc.	1,306	9
Journal Communications, Inc.	4,828	9
Sonic Automotive, Inc.	2,370	5
The McClatchy Co. Class A	6,893	5
Marine Products Corp.	1,170	4

Sinclair Broadcast Group, Inc.	1,924	4
American Axle & Manufacturing Holdings, Inc.	3,184	3
Media General, Inc. Class A	1,751	3
Talbots Inc.	1,678	3
		22,659
Consumer Staples (11.7%)
The Coca-Cola Co.	227,894	9,736
Philip Morris International Inc.	199,126	7,398
Kraft Foods Inc.	144,889	4,064
Altria Group, Inc.	202,800	3,354
Kimberly-Clark Corp.	40,822	2,101
Sysco Corp.	59,421	1,324
Kellogg Co.	27,912	1,219
H.J. Heinz Co.	31,002	1,132
Lorillard, Inc.	16,575	986
Avon Products, Inc.	41,897	857
Reynolds American Inc.	21,465	820
ConAgra Foods, Inc.	43,983	752
Sara Lee Corp.	70,139	704
The Clorox Co.	13,625	683
The Hershey Co.	16,561	617
J.M. Smucker Co.	11,586	523
SuperValu Inc.	20,999	368
The Pepsi Bottling Group, Inc.	15,640	302
Universal Corp. (VA)	2,460	75
Lancaster Colony Corp.	2,048	75
Lance, Inc.	3,160	60
Herbalife Ltd.	2,555	52
Vector Group Ltd.	3,174	46
Nu Skin Enterprises, Inc.	4,674	44
WD-40 Co.	1,612	40
Weis Markets, Inc.	1,127	35
		37,367
Energy (8.6%)
Chevron Corp.	199,988	14,103
ConocoPhillips Co.	146,741	6,975
Marathon Oil Corp.	69,368	1,889
Valero Energy Corp.	50,733	1,224
Spectra Energy Corp.	60,673	880
Sunoco, Inc.	11,561	535
Diamond Offshore Drilling, Inc.	6,842	429
Tesoro Corp.	13,766	237
Linn Energy LLC	11,155	182
Southern Union Co.	12,072	156
Patterson-UTI Energy, Inc.	15,465	148
Overseas Shipholding Group Inc.	2,843	101
Teekay Shipping Corp.	5,385	94
Nordic American Tanker Shipping Ltd.	3,286	94

Holly Corp.	3,707	87
Copano Energy LLC	4,840	75
Ship Finance International Ltd.	5,390	61
General Maritime Corp.	5,662	60
Tsakos Energy Navigation Ltd.	2,830	55
Knightsbridge Tankers Ltd.	1,772	27
Crosstex Energy, Inc.	3,569	12
		27,424
Financials (17.5%)
JPMorgan Chase & Co.	367,374	9,372
Wells Fargo & Co.	415,343	7,850
Bank of America Corp.	623,178	4,101
Bank of New York Mellon Corp.	112,846	2,905
U.S. Bancorp	171,593	2,546
MetLife, Inc.	78,173	2,246
The Travelers Cos., Inc.	57,477	2,221
American Express Co.	114,930	1,923
Citigroup Inc.	536,551	1,905
PNC Financial Services Group	41,921	1,363
The Allstate Corp.	52,741	1,143
BB&T Corp.	54,285	1,074
Marsh & McLennan Cos., Inc.	50,282	972
T. Rowe Price Group Inc.	25,600	706
Hudson City Bancorp, Inc.	51,281	595
NYSE Euronext	26,062	573
People's United Financial Inc.	34,038	557
Invesco, Ltd.	37,942	447
New York Community Bancorp, Inc.	33,704	447
Ameriprise Financial, Inc.	21,369	431
SunTrust Banks, Inc.	34,920	428
The Principal Financial Group, Inc.	25,684	426
M & T Bank Corp.	10,877	423
Willis Group Holdings Ltd.	16,537	409
The Hartford Financial Services Group Inc.	29,603	390
Lincoln National Corp.	25,113	380
KeyCorp	48,593	354
Cincinnati Financial Corp.	16,121	354
Axis Capital Holdings Ltd.	13,911	337
Fidelity National Financial, Inc. Class A	20,957	306
Cullen/Frost Bankers, Inc.	5,792	254
Comerica, Inc.	14,769	246
Regions Financial Corp.	68,324	236
Old Republic International Corp.	22,725	235
Arthur J. Gallagher & Co.	9,399	222
Legg Mason Inc.	13,711	220
Eaton Vance Corp.	11,294	216
First American Corp.	9,110	199
Associated Banc-Corp.	12,578	197

Aspen Insurance Holdings Ltd.	8,030	177
Valley National Bancorp	13,283	173
Bank of Hawaii Corp.	4,691	168
City National Corp.	4,679	162
TCF Financial Corp.	12,940	160
Zions Bancorp	10,692	160
BancorpSouth, Inc.	8,144	154
First Niagara Financial Group, Inc.	11,645	152
Endurance Specialty Holdings Ltd.	5,528	151
Federated Investors, Inc.	7,469	146
Marshall & Ilsley Corp.	25,212	144
Fifth Third Bancorp	56,067	134
Synovus Financial Corp.	32,443	128
Greenhill & Co., Inc.	1,947	127
FirstMerit Corp.	7,823	127
Fulton Financial Corp.	17,147	120
Waddell & Reed Financial, Inc.	8,500	120
IPC Holdings Ltd.	4,549	117
Trustmark Corp.	5,689	115
CIT Group Inc.	37,911	106
Washington Federal Inc.	8,566	105
Mercury General Corp.	2,690	104
Huntington Bancshares Inc.	36,036	104
Susquehanna Bancshares, Inc.	8,639	95
XL Capital Ltd. Class A	32,038	93
Capitol Federal Financial	2,215	92
Wilmington Trust Corp.	6,556	90
Glacier Bancorp, Inc.	5,846	90
United Bankshares, Inc.	4,146	87
Old National Bancorp	6,740	86
Astoria Financial Corp.	9,222	84
Whitney Holdings Corp.	6,337	82
First Commonwealth Financial Corp.	8,106	78
Popular, Inc.	28,120	77
Harleysville Group, Inc.	2,696	77
National Penn Bancshares Inc.	7,900	76
Park National Corp.	1,407	76
Zenith National Insurance Corp.	2,694	76
CVB Financial Corp.	8,263	74
NBT Bancorp, Inc.	3,252	74
Erie Indemnity Co. Class A	2,009	71
S & T Bancorp, Inc.	2,794	71
F.N.B. Corp.	8,654	68
First BanCorp Puerto Rico	9,017	64
Provident Financial Services Inc.	5,782	63
Delphi Financial Group, Inc.	4,037	61
Community Bank System, Inc.	3,278	59
Safety Insurance Group, Inc.	1,654	58

Umpqua Holdings Corp.	5,822	57
Brookline Bancorp, Inc.	5,755	56
Protective Life Corp.	6,666	55
MB Financial, Inc.	3,359	55
Chemical Financial Corp.	2,371	54
WesBanco, Inc.	2,549	53
Financial Federal Corp.	2,411	52
Pacific Capital Bancorp	4,707	50
First Midwest Bancorp, Inc.	4,649	46
PacWest Bancorp	2,576	44
Sterling Bancshares, Inc.	7,587	42
Community Trust Bancorp Inc.	1,483	41
United Fire & Casualty Co.	2,047	41
City Holding Co.	1,547	40
SWS Group, Inc.	2,702	40
Horace Mann Educators Corp.	3,745	35
Dime Community Bancshares	3,414	34
Tompkins Trustco, Inc.	666	33
First Merchants Corp.	2,110	33
Independent Bank Corp. (MA)	1,622	30
First Busey Corp.	3,339	29
Northwest Bancorp, Inc.	1,526	28
UCBH Holdings, Inc.	10,886	25
Washington Trust Bancorp, Inc.	1,491	24
Renasant Corp.	1,935	23
United Community Banks, Inc.	4,478	23
Sandy Spring Bancorp, Inc.	1,628	23
Bank Mutual Corp.	2,413	21
Webster Financial Corp.	5,096	21
Gamco Investors Inc. Class A	676	21
First Financial Bancorp	2,542	21
Sterling Bancorp	1,826	20
Provident Bankshares Corp.	3,027	19
First Community Bancshares, Inc.	1,102	19
Stewart Information Services Corp.	1,252	19
Flushing Financial Corp.	2,334	18
The Phoenix Cos., Inc.	10,388	18
OneBeacon Insurance Group Ltd.	2,138	18
Central Pacific Financial Co.	2,643	18
Lakeland Bancorp, Inc.	2,251	18
GFI Group Inc.	5,406	17
Baldwin & Lyons, Inc. Class B	945	16
First Financial Holdings, Inc.	1,031	16
FBL Financial Group, Inc. Class A	1,315	14
Cohen & Steers, Inc.	1,134	12
Oriental Financial Group Inc.	2,264	11
Peoples Bancorp, Inc.	1,116	11
Old Second Bancorp, Inc.	1,224	11

	Calamos Asset Management, Inc.	1,779	11
	Sterling Financial Corp.	5,176	10
^	Frontier Financial Corp.	4,818	9
	BGC Partners, Inc.	3,354	8
	Advance America, Cash Advance Centers, Inc.	5,440	8
	Capitol Bancorp Ltd.	1,039	6
	City Bank Lynnwood (WA)	1,239	4
	Advanta Corp. Class B	2,404	2
	Virtus Investment Partners Inc.	258	2
			55,770
Health Care (14.2%)
	Johnson & Johnson	273,099	15,755
	Pfizer Inc.	663,512	9,674
	Merck & Co., Inc.	208,098	5,941
	Wyeth	132,011	5,673
	Bristol-Myers Squibb Co.	193,543	4,144
	Eli Lilly & Co.	111,175	4,094
	Landauer, Inc.	950	65
	Brookdale Senior Living Inc.	5,008	34
	Computer Programs and Systems, Inc.	563	14
			45,394
Industrials (13.6%)
	General Electric Co.	1,036,805	12,576
	3M Co.	68,813	3,701
	The Boeing Co.	72,165	3,053
	United Parcel Service, Inc.	67,156	2,853
	Emerson Electric Co.	76,430	2,499
	Honeywell International Inc.	71,554	2,348
	Caterpillar, Inc.	59,307	1,830
	Illinois Tool Works, Inc.	50,334	1,644
	Northrop Grumman Corp.	32,153	1,547
	Waste Management, Inc.	48,700	1,519
	Deere & Co.	41,982	1,458
	Tyco International, Ltd.	46,764	983
	Republic Services, Inc. Class A	37,299	965
	Eaton Corp.	16,182	712
	Dover Corp.	18,285	517
	Ingersoll-Rand Co.	31,366	508
	Cooper Industries, Inc. Class A	17,077	460
	Pitney Bowes, Inc.	20,353	453
	Rockwell Automation, Inc.	13,977	364
	Masco Corp.	35,284	276
	Avery Dennison Corp.	10,524	255
	Textron, Inc.	23,893	216
	R.R. Donnelley & Sons Co.	20,175	197
	Harsco Corp.	8,230	195
	Hubbell Inc. Class B	4,735	147
	The Timken Co.	9,492	141

	Graco, Inc.	5,923	126
	GATX Corp.	4,740	114
	Crane Co.	5,778	101
	Alexander & Baldwin, Inc.	3,987	88
	Watsco, Inc.	2,450	81
	Briggs & Stratton Corp.	4,823	71
	The Corporate Executive Board Co.	3,464	70
	Otter Tail Corp.	3,449	70
	Applied Industrial Technology, Inc.	4,278	68
	Healthcare Services Group, Inc.	4,345	67
	Baldor Electric Co.	4,552	64
	Seaspan Corp.	5,883	62
	Deluxe Corp.	5,009	58
	HNI Corp.	4,344	57
	ABM Industries Inc.	3,706	55
	Mine Safety Appliances Co.	2,736	54
	Oshkosh Truck Corp.	7,299	53
	McGrath RentCorp	2,272	48
	Barnes Group, Inc.	4,200	47
	Genco Shipping and Trading Ltd.	3,052	47
	Federal Signal Corp.	4,678	32
	Knoll, Inc.	4,495	31
	Kelly Services, Inc. Class A	3,194	29
	Ennis, Inc.	2,583	29
	Apogee Enterprises, Inc.	2,631	27
	American Ecology Corp.	1,250	25
	Steelcase Inc.	5,679	25
	Albany International Corp.	2,434	24
	Eagle Bulk Shipping Inc.	4,462	24
	Aircastle Ltd.	5,700	23
	Pacer International, Inc.	2,581	22
	Excel Maritime Carriers, Ltd.	3,058	20
	Courier Corp.	1,257	20
^	Dryships Inc.	2,931	19
	Kimball International, Inc. Class B	2,618	18
	TAL International Group, Inc.	1,677	18
	CDI Corp.	1,548	17
	Sauer-Danfoss, Inc.	1,655	12
	Vicor Corp.	2,527	12
	The Standard Register Co.	1,616	12
	The Greenbrier Cos., Inc.	1,520	8
	Bowne & Co., Inc.	2,492	7
	Horizon Lines Inc.	1,807	6
			43,278
Information Technology (4.6%)
	Intel Corp.	547,465	7,062
	Automatic Data Processing, Inc.	50,040	1,818
	Motorola, Inc.	222,269	985

Paychex, Inc.	35,714	868
Tyco Electronics Ltd.	46,470	658
Analog Devices, Inc.	28,659	573
Linear Technology Corp.	21,716	509
Xilinx, Inc.	27,238	459
Microchip Technology, Inc.	17,978	341
KLA-Tencor Corp.	16,611	333
Seagate Technology	47,335	179
Diebold, Inc.	6,442	160
Jabil Circuit, Inc.	20,646	120
Intersil Corp.	12,477	116
Molex, Inc.	7,124	95
Quality Systems, Inc.	2,145	80
Cognex Corp.	3,947	52
United Online, Inc.	5,795	35
Electro Rent Corp.	1,953	21
Nam Tai Electronics, Inc.	2,970	17
Methode Electronics, Inc. Class A	3,519	16
Technitrol, Inc.	3,751	8
Agilysys, Inc.	2,077	7
		14,512
Materials (3.8%)
E.I. du Pont de Nemours & Co.	88,593	2,034
Nucor Corp.	30,907	1,261
Dow Chemical Co.	91,100	1,056
Air Products & Chemicals, Inc.	20,720	1,042
Alcoa Inc.	78,923	615
PPG Industries, Inc.	16,306	613
Weyerhaeuser Co.	20,584	563
Vulcan Materials Co.	10,805	534
International Paper Co.	42,216	385
Southern Copper Corp. (U.S. Shares)	25,873	361
United States Steel Corp.	11,395	342
Lubrizol Corp.	6,702	229
Sonoco Products Co.	9,921	227
Bemis Co., Inc.	9,946	224
International Flavors & Fragrances, Inc.	7,705	221
Allegheny Technologies Inc.	9,394	208
MeadWestvaco Corp.	16,711	195
Eastman Chemical Co.	7,071	184
Valspar Corp.	9,859	171
RPM International, Inc.	12,815	158
Steel Dynamics, Inc.	13,293	141
Commercial Metals Co.	11,289	130
Olin Corp.	7,725	109
Packaging Corp. of America	7,610	108
Sensient Technologies Corp.	4,856	104
Cabot Corp.	6,273	84

Worthington Industries, Inc.	8,004	81
Carpenter Technology Corp.	4,306	71
Greif Inc. Class A	2,319	70
Titanium Metals Corp.	8,843	62
Ashland, Inc.	7,247	58
Temple-Inland Inc.	10,128	57
Arch Chemicals, Inc.	2,430	54
Wausau Paper Corp.	5,046	48
Huntsman Corp.	17,496	47
Kaiser Aluminum Corp.	1,580	39
A. Schulman Inc.	2,577	39
Glatfelter	4,440	39
Schweitzer-Mauduit International, Inc.	1,641	35
Koppers Holdings, Inc.	2,125	34
AMCOL International Corp.	2,166	31
Innophos Holdings Inc.	1,439	22
Ferro Corp.	4,389	17
Myers Industries, Inc.	2,405	15
Spartech Corp.	3,263	10
Neenah Paper Inc.	1,333	9
		12,137
Telecommunication Services (7.8%)
AT&T Inc.	584,768	14,397
Verizon Communications Inc.	280,587	8,381
Qwest Communications International Inc.	167,286	539
Embarq Corp.	13,989	500
Windstream Corp.	43,104	374
CenturyTel, Inc.	9,902	269
Frontier Communications Corp.	30,413	246
NTELOS Holdings Corp.	3,115	67
Alaska Communications Systems Holdings, Inc.	4,250	35
Iowa Telecommunications Services Inc.	2,162	28
FairPoint Communications, Inc.	9,040	25
		24,861
Utilities (11.0%)
Exelon Corp.	64,973	3,523
Southern Co.	75,575	2,528
FPL Group, Inc.	40,161	2,070
Dominion Resources, Inc.	57,155	2,011
Duke Energy Corp.	123,266	1,867
Public Service Enterprise Group, Inc.	50,018	1,579
FirstEnergy Corp.	29,988	1,499
Entergy Corp.	18,632	1,423
PG&E Corp.	35,569	1,375
PPL Corp.	36,593	1,122
Consolidated Edison Inc.	26,933	1,097
Sempra Energy	23,995	1,052
Edison International	32,093	1,045

Progress Energy, Inc.	25,754	997
Xcel Energy, Inc.	44,129	815
Ameren Corp.	20,670	687
DTE Energy Co.	16,175	558
Constellation Energy Group, Inc.	17,585	462
CenterPoint Energy Inc.	33,799	452
Equitable Resources, Inc.	12,823	439
SCANA Corp.	11,514	395
Pepco Holdings, Inc.	21,364	380
Puget Energy, Inc.	12,758	375
Northeast Utilities	15,286	364
MDU Resources Group, Inc.	17,887	356
NSTAR	10,426	353
Pinnacle West Capital Corp.	9,944	333
Alliant Energy Corp.	10,928	315
Integrys Energy Group, Inc.	7,512	314
ONEOK, Inc.	10,298	301
UGI Corp. Holding Co.	10,591	269
NiSource, Inc.	26,727	259
TECO Energy, Inc.	20,945	251
National Fuel Gas Co.	7,863	236
AGL Resources Inc.	7,595	234
OGE Energy Corp.	9,165	226
Great Plains Energy, Inc.	11,710	223
Atmos Energy Corp.	9,066	223
Westar Energy, Inc.	10,764	216
Vectren Corp.	7,983	206
Hawaiian Electric Industries Inc.	8,806	191
Piedmont Natural Gas, Inc.	7,185	186
DPL Inc.	8,504	183
New Jersey Resources Corp.	4,164	167
WGL Holdings Inc.	4,939	158
Nicor Inc.	4,384	150
Cleco Corp.	5,899	135
American Water Works Co., Inc.	6,334	134
IDACORP, Inc.	4,568	133
Portland General Electric Co.	6,242	121
Northwest Natural Gas Co.	2,559	110
Southwest Gas Corp.	4,263	110
South Jersey Industries, Inc.	2,857	107
Avista Corp.	5,296	101
UniSource Energy Corp.	3,570	101
Black Hills Corp.	3,741	99
ALLETE, Inc.	3,138	98
PNM Resources Inc.	8,553	86

		NorthWestern Corp.	3,334	81
		CH Energy Group, Inc.	1,517	77
		UIL Holdings Corp.	2,466	65
		Empire District Electric Co.	3,201	57
		American States Water Co.	1,631	56
		Central Vermont Public Service Corp.	925	21
				35,157
Total Common Stocks (Cost $441,427)				318,559
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.0%)
Money Market Fund
[1,2]	Vanguard Market Liquidity Fund (Cost $26)	0.780%	26,000	26

Total Investments (99.9%) (Cost $441,453)				318,585
Other Assets and Liabilities-Net (0.1%)[2]				171
Net Assets (100%)				318,756

^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $20,000.
1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2		Includes $26,000 of collateral received for securities on loan.

High Dividend Yield Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At January 31, 2009, the cost of investment securities for tax purposes was $441,453,000. Net unrealized depreciation of investment securities for tax purposes was $122,868,000, consisting of unrealized gains of $921,000 on securities that had risen in value since their purchase and $123,789,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 23, 2009

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 23, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.